SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	1 Months Ended
Dec. 31, 2023 USD ($) shares
SUBSEQUENT EVENTS
Issue of common share | shares	1,886,248
Gross proceeds from issue of share | $	$ 900